Exhibit 99.1

World Omni Select Auto Trust 2019-A

Monthly Servicer Certificate

October 31, 2019

Dates Covered
Collections Period	09/06/19 - 10/31/19
Interest Accrual Period	10/09/19 - 11/14/19
30/360 Days	36
Actual/360 Days	37
Distribution Date	11/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	744,382,102.38	30,000
Principal Payments	30,127,515.59	613
Defaulted Receivables	298,999.19	10
Repurchased Accounts	0.00	0
Pool Balance at 10/31/2019	713,955,587.60	29,377

Pool Statistics	$ Amount	# of Accounts
Pool Factor	95.91%
Prepayment ABS Speed	0.88%
Aggregate Starting Principal Balance	744,382,102.38	30,000

Delinquent Receivables:
Past Due 31-60 days	17,981,551.54	788
Past Due 61-90 days	3,400,021.26	142
Past Due 91-120 days	72,762.32	3
Past Due 121+ days	0.00	0
Total	21,454,335.12	933

Total 31+ Delinquent as % Ending Pool Balance	3.00%
Total 61+ Delinquent as % Ending Pool Balance	0.49%
Delinquency Trigger Occurred	NO

Recoveries	164,431.10
Aggregate Net Losses/(Gains) - October 2019	134,568.09
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.22%
Prior Net Losses Ratio	N/A
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.02%

Overcollateralization Target Amount	92,814,226.39
Actual Overcollateralization	62,788,956.68
Weighted Average APR	9.05%
Weighted Average Remaining Term	66.25

Flow of Funds	$ Amount

Collections	40,276,924.42
Investment Earnings on Cash Accounts	4,456.08
Servicing Fee	(1,447,409.64)
Transfer to Collection Account	-
Available Funds	38,833,970.86

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	1,137,097.88
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	129,245.20
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	90,368.60
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Class D Interest	83,890.10
(9) Noteholders' Fourth Priority Principal Distributable Amount	-
(10) Class E Interest	-
(11) Noteholders' Fifth Priority Principal Distributable Amount	-
(12) Required Reserve Account	-
(13) Noteholders' Principal Distributable Amount	37,393,369.08
(14) Asset Representation Reviewer Amounts (in excess of 1)	-
(15) Distribution to Certificateholders	-

Total Distributions of Available Funds	38,833,970.86

Servicing Fee	1,447,409.64
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	541,890,000.00
Original Class B	59,560,000.00
Original Class C	37,970,000.00
Original Class D	32,390,000.00
Original Class E	16,750,000.00

Total Class A, B, C, D, & E
Original Note Balance	688,560,000.00
Principal Paid	37,393,369.08
Note Balance @ 11/15/19	651,166,630.92

Class A-1
Original Note Balance	120,000,000.00
Principal Paid	37,393,369.08
Note Balance @ 11/15/19	82,606,630.92
Note Factor @ 11/15/19	68.8388591%

Class A-2a
Original Note Balance	242,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	242,000,000.00
Note Factor @ 11/15/19	100.0000000%

Class A-2b
Original Note Balance	50,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	50,000,000.00
Note Factor @ 11/15/19	100.0000000%

Class A-3
Original Note Balance	129,890,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	129,890,000.00
Note Factor @ 11/15/19	100.0000000%

Class B
Original Note Balance	59,560,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	59,560,000.00
Note Factor @ 11/15/19	100.0000000%

Class C
Original Note Balance	37,970,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	37,970,000.00
Note Factor @ 11/15/19	100.0000000%

Class D
Original Note Balance	32,390,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	32,390,000.00
Note Factor @ 11/15/19	100.0000000%

Class E
Original Note Balance	16,750,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	16,750,000.00
Note Factor @ 11/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,440,601.78
Total Principal Paid	37,393,369.08
Total Paid	38,833,970.86

Class A-1
Coupon	2.12123%
Interest Paid	261,618.37
Principal Paid	37,393,369.08
Total Paid to A-1 Holders	37,654,987.45

Class A-2a
Coupon	2.06000%
Interest Paid	498,520.00
Principal Paid	0.00
Total Paid to A-2a Holders	498,520.00

Class A-2b
One-Month Libor	1.94025%
Coupon	2.28025%
Interest Paid	117,179.51
Principal Paid	0.00
Total Paid to A-2b Holders	117,179.51

Class A-3
Coupon	2.00000%
Interest Paid	259,780.00
Principal Paid	0.00
Total Paid to A-3 Holders	259,780.00

Class B
Coupon	2.17000%
Interest Paid	129,245.20
Principal Paid	0.00
Total Paid to B Holders	129,245.20

Class C
Coupon	2.38000%
Interest Paid	90,368.60
Principal Paid	0.00
Total Paid to C Holders	90,368.60

Class D
Coupon	2.59000%
Interest Paid	83,890.10
Principal Paid	0.00
Total Paid to D Holders	83,890.10

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.0921950
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	54.3066241
Total Distribution Amount	56.3988191

A-1 Interest Distribution Amount	2.1801531
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	311.6114090
Total A-1 Distribution Amount	313.7915621

A-2a Interest Distribution Amount	2.0600000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	2.0600000

A-2b Interest Distribution Amount	2.3435902
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	2.3435902

A-3 Interest Distribution Amount	2.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.0000000

B Interest Distribution Amount	2.1700000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.1700000

C Interest Distribution Amount	2.3800000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.3800000

D Interest Distribution Amount	2.5900000
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	2.5900000

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 10/09/19	3,721,910.51
Investment Earnings	4,456.08
Investment Earnings Paid	(4,456.08)
Deposit/(Withdrawal)	-
Balance as of 11/15/19	3,721,910.51
Change	-

Required Reserve Amount	3,721,910.51

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2019-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.

The fair value of the notes and the certificates on the Closing Date is summarized below.  The totals may not sum due to rounding.

		Fair Value
		(as a percentage
		of the fair values
	Fair Value	of the notes and
Class of Securities	(in millions)	the certificates)
Class A Notes	$541.89	72.6%
Class B Notes	$59.56	8.0%
Class C Notes	$37.97	5.1%
Class D Notes	$32.39	4.3%
Class E Notes	$14.39	1.9%
Certificates	$60.20	8.1%
Total	$746.40	100.0%